Stock-based Compensation (Employee and Director DSUs ) (Details)	12 Months Ended
Dec. 31, 2016 CAD / shares shares
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	606,646
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	74,855
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	570
Ending Balance | shares	680,931
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | CAD / shares	CAD 26.27
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | CAD / shares	37.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | CAD / shares	46.58
Ending Balance | CAD / shares	CAD 27.5
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	362,750
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	69,429
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	36,381
Ending Balance | shares	395,798
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | CAD / shares	CAD 31.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | CAD / shares	43.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | CAD / shares	27.42
Ending Balance | CAD / shares	CAD 33.88
Performance Share Unit Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	497,496
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	280,950
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	208,999
Ending Balance | shares	560,880
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | CAD / shares	CAD 34.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | CAD / shares	40.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | CAD / shares	34.39
Ending Balance | CAD / shares	CAD 37.55